Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2025
Contents Of Significant Accounts [Line Items]
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$6,258	$6,655
Checking and savings accounts	25,388,395	25,019,390
Time deposits	73,507,742	77,994,948
Repurchase agreements collateralized by government bonds and corporate notes	6,097,831	7,639,059

Total	$105,000,226	$110,660,052

Summary of Fair Value of Each Investment in Equity Instrument
The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2024	2025
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	UNIMICRON HOLDING LIMITED	$2,474,388	$1,973,011
Common stock	ITE TECH. INC.	2,093,997	1,605,398
Common stock	CHIPBOND TECHNOLOGY CORPORATION	3,423,750	2,865,530
Common stock	NOVATEK MICROELECTRONICS CORP. (NOVATEK)	8,255,183	6,150,275
Common stock	KAI-HONG ENERGY CO., LTD.	64,865	67,347
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	692,265	762,930
Common stock	TAIWAN SMART ELECTRICITY & ENERGY CO., LTD.	—	147,450
Preferred stock	MTIC HOLDINGS PTE. LTD.	204,880	202,808

Summary of Income Recognized in Profit or Loss from Equity Instruments Designated as Fair Value Through Other Comprehensive Income
b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income were listed below:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Held at end of period	$888,826	$2,085,166
Derecognized during the period	—	—

Total	$888,826	$2,085,166

Summary of Details on Derecognition of Such Investments
c.
The Company reclassified its equity instrument investment in SILICON INTEGRATED SYSTEMS CORP. (SIS) as investments accounted for under the equity method. Details on derecognition of such investments are as follow:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Fair value on the date of disposal	$3,035,999	$—	$—

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$(1,628,388)	$—	$—

Aging Analysis of Accounts Receivable
Aging analysis of accounts receivable:

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due	$29,338,097	$28,105,444

Past due:
≤ 30 days	3,292,457	2,565,097
31 to 60 days	77,929	78,880
61 to 90 days	1,249	3,586
91 to 120 days	1,115	6,860
≥ 121 days	23,575	20,637

Subtotal	3,396,325	2,675,060

Total	$32,734,422	$30,780,504

Movement of Loss Allowance
Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$79,062	$10,996
Net recognition (reversal) for the period	(68,066)	(2,651)

Ending balance	$10,996	$8,345

Inventories, Net
(6)	Inventories, Net

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$10,731,866	$10,078,373
Supplies and spare parts	6,238,353	5,996,339
Work in process	16,051,506	18,555,155
Finished goods	2,760,739	2,598,516

Total	$35,782,464	$37,228,383

Details of Investments Accounted for Under the Equity Method
(7)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2024		2025
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
SILICON INTEGRATED SYSTEMS CORP. (SIS) (Note A)	$1,922,753	19.02	$2,264,435	17.99
FARADAY TECHNOLOGY CORP. (FARADAY) (Note B)	2,484,001	13.80	2,489,096	13.80
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note C)	13,824,584	13.01	14,388,815	13.01
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note D)	—	45.44	—	45.44
UNITECH CAPITAL INC.	556,610	42.00	524,403	42.00
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) (Note E)	1,298,112	40.00	759,446	40.00
HSUN CHIEH CAPITAL CORP.	266,066	40.00	233,438	40.00
PURIUMFIL INC. (Note F)	12,340	40.00	—	—
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) (Note G)	4,723,930	36.49	4,855,031	36.49
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN)	8,044,460	26.78	11,231,446	26.78
UNITED LED CORPORATION HONG KONG LIMITED	101,468	25.14	122,982	25.14
VSENSE CO., LTD. (VSENSE) (Note D and H)	—	23.98	—	—
TRANSLINK CAPITAL PARTNERS I, L.P. (Note I)	40,545	10.38	—	—

Total	$33,274,869		$36,869,092

Note A:
In August 2023, the board chairman of SIS changed and became the same person as the board chairman of UMC. After considering the comprehensive conditions, including ownership interest held and representation on Board of Directors of SIS, etc., the Company determines that it has significant influence over SIS and accounts for its investment in SIS as an associate. SIS was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. UMC’s share of the net fair value of SIS’s identifiable assets and liabilities was in excess of the fair value of the previously held investment in SIS at the acquisition date, and the difference was recognized as bargain purchase gain. Cumulative fair value change that was previously recognized in other comprehensive loss up to reclassification date was reclassified to retained earnings in the current period. SIS executed a capital reduction and refunded NT$499 million based on UMC’s stockholding percentage in July 2024.

Note B:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that UMC obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors. The Company participated in the capital increase of FARADAY in March 2024. Please refer to Note 7 for the relevant information.

Note C:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that UMC obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. On January 6, 2023, UNIMICRON issued new shares to merge with SUBTRON TECHNOLOGY CO., LTD. (SUBTRON) through share conversion. The share conversion ratio was 1 common share of SUBTRON to exchange 0.219 common shares of UNIMICRON. The 23 million shares of SUBTRON held by the Company were exchanged to 5 million common shares newly issued by UNIMICRON.

Note D:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note E:	TRIKNIGHT executed a capital reduction and refunded NT$760 million and NT$232 million based on UMC’s stockholding percentage in 2024 and 2025, respectively.

Note F:
In August 2025, the Board of Directors of the Company’s subsidiary, TERA ENERGY, resolved to merge with PURIUMFIL INC., with TERA ENERGY as the surviving company. The effective date of merger is October 3, 2025.

Note G:	HSUN CHIEH executed a capital reduction and refunded NT$343 million and NT$343 million based on UMC’s stockholding percentage in 2024 and 2025, respectively.

Note H:
VSENSE has ceased operations. The Company’s subsidiary
no
longer participates in the financial and operating policy decisions of the investee, therefore losing significant influence over it. Accordingly, the investment was discontinued from being accounted for under the equity method and was reclassified as a financial asset at fair value through profit or loss.

Note I:
The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees. The investee was dissolved in April 2025.

Property, Plant and Equipment
(8)	Property, Plant and Equipment

a.	2024
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$1,430,338	$38,369,863	$1,021,498,821	$71,712	$8,873,468	$65,823	$82,358,651	$1,152,668,676
Additions	—	32,999	—	—	—	—	76,514,788	76,547,787
Disposals	—	(1,019)	(2,198,549)	—	(73,357)	(43)	(708)	(2,273,676)
Disposal of a subsidiary	—	(119,322)	—	—	(40,364)	—	—	(159,686)
Transfers and reclassifications	—	26,772,957	93,484,809	5,087	717,154	—	(117,585,901)	3,394,106
Exchange effect	(19,542)	532,534	13,761,646	1,221	56,331	2,627	3,480,772	17,815,589

As of December 31, 2024	$1,410,796	$65,588,012	$1,126,546,727	$78,020	$9,533,232	$68,407	$44,767,602	$1,247,992,796

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$24,028,140	$884,088,674	$56,257	$7,056,013	$63,038	$—	$915,292,122
Depreciation	—	1,474,732	42,716,755	4,663	521,994	1,879	—	44,720,023
Disposals	—	(109)	(2,153,787)	—	(72,920)	(43)	—	(2,226,859)
Disposal of a subsidiary	—	(27,083)	—	—	(20,056)	—	—	(47,139)
Exchange effect	—	199,320	12,658,149	813	49,355	2,590	—	12,910,227

As of December 31, 2024	$—	$25,675,000	$937,309,791	$61,733	$7,534,386	$67,464	$—	$970,648,374

Net carrying amount:
As of December 31, 2024	$1,410,796	$39,913,012	$189,236,936	$16,287	$1,998,846	$943	$44,767,602	$277,344,422

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$539,703	$2,440,917	$6,345	$1,385,740	$4,372,705
Transfers and reclassifications	—	2,000	—	15,166	17,166
Exchange effect	(2,982)	18,095	—	8,558	23,671

As of December 31, 2024	$536,721	$2,461,012	$6,345	$1,409,464	$4,413,542

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$—	$1,297,068	$6,345	$1,322,598	$2,626,011
Depreciation	—	39,193	—	14,235	53,428
Exchange effect	—	10,945	—	8,543	19,488

As of December 31, 2024	$—	$1,347,206	$6,345	$1,345,376	$2,698,927

Net carrying amount:
As of December 31, 2024	$536,721	$1,113,806	$—	$64,088	$1,714,615

b.	2025
Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$1,410,796	$65,588,012	$1,126,546,727	$78,020	$9,533,232	$68,407	$44,767,602	$1,247,992,796
Additions	—	210,455	—	—	—	—	45,950,074	46,160,529
Disposals	—	(27,441)	(3,189,633)	(550)	(6,087)	—	—	(3,223,711)
Transfers and reclassifications	—	2,908,510	63,912,986	4,388	1,417,913	2,141	(61,713,893)	6,532,045
Exchange effect	(24,825)	(1,272,200)	(8,002,570)	(702)	7,477	(2,458)	(2,037,219)	(11,332,497)

As of December 31, 2025	$1,385,971	$67,407,336	$1,179,267,510	$81,156	$10,952,535	$68,090	$26,966,564	$1,286,129,162

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$—	$25,675,000	$937,309,791	$61,733	$7,534,386	$67,464	$—	$970,648,374
Depreciation	—	2,281,586	52,737,289	4,096	641,419	2,066	—	55,666,456
Disposals	—	(27,441)	(3,182,973)	(550)	(6,083)	—	—	(3,217,047)
Exchange effect	—	(117,329)	(6,536,050)	(384)	(4,873)	(2,394)	—	(6,661,030)

As of December 31, 2025	$—	$27,811,816	$980,328,057	$64,895	$8,164,849	$67,136	$—	$1,016,436,753

Net carrying amount:
As of December 31, 2025	$1,385,971	$39,595,520	$198,939,453	$16,261	$2,787,686	$954	$26,966,564	$269,692,409

Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$536,721	$2,461,012	$6,345	$1,409,464	$4,413,542
Disposals	—	(1,250)	—	(512)	(1,762)
Transfers and reclassifications	—	22,190	—	27,754	49,944
Exchange effect	(3,787)	(8,906)	—	(917)	(13,610)

As of December 31, 2025	$532,934	$2,473,046	$6,345	$1,435,789	$4,448,114

Accumulated Depreciation and Impairment:
	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$—	$1,347,206	$6,345	$1,345,376	$2,698,927
Depreciation	—	39,458	—	15,754	55,212
Disposals	—	(476)	—	(512)	(988)
Exchange effect	—	(6,540)	—	(1,384)	(7,924)

As of December 31, 2025	$—	$1,379,648	$6,345	$1,359,234	$2,745,227

Net carrying amount:
As of December 31, 2025	$532,934	$1,093,398	$—	$76,555	$1,702,887

Summary of Interest Expense Capitalized
c.	Details of interest expense capitalized were as follows:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Interest expense capitalized	$13,560	$6,777

Interest rates applied	1.52% - 1.96%	1.64% - 1.81%

Disclosure Of Detailed Information About Lease Right Of Use Assets Explanatory
a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,755,484	$5,416,282
Buildings	168,568	73,432
Machinery and equipment	2,082,479	1,952,668
Transportation equipment	12,561	13,918
Other equipment	19,923	19,734

Net	$8,039,015	$7,476,034

	For the years ended December 31,
	2024	2025
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$377,882	$375,604
Buildings	87,486	77,133
Machinery and equipment	220,734	239,391
Transportation equipment	10,852	9,773
Other equipment	1,697	3,808

Total	$698,651	$705,709

i.	For the years ended December 31, 2024 and 2025, the Company’s addition to right-of-use assets amounted to NT$1,683 million and NT$344 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$636,357	$624,825
Non-current	5,782,659	5,376,021

Total	$6,419,016	$6,000,846

Please refer to Note 6(24) for the interest expenses on the lease liabilities.

Intangible Assets
(10)	Intangible Assets
2024
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$15,012	$5,466,077	$1,773,541	$3,310,641	$10,565,271
Additions	—	1,328,781	95,245	860,615	2,284,641
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(3,151)	—	—	(3,151)
Reclassifications	—	7,363	—	—	7,363
Exchange effect	—	(32,375)	388,567	(4,971)	351,221

As of December 31, 2024	$15,012	$5,476,499	$2,042,479	$2,951,272	$10,485,262

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2024	$7,398	$2,890,831	$908,965	$2,385,522	$6,192,716
Amortization	—	1,656,180	216,437	763,921	2,636,538
Write-off	—	(1,290,196)	(214,874)	(1,215,013)	(2,720,083)
Disposal of a subsidiary	—	(2,025)	—	—	(2,025)
Exchange effect	—	(23,675)	252,269	(4,793)	223,801

As of December 31, 2024	$7,398	$3,231,115	$1,162,797	$1,929,637	$6,330,947

Net carrying amount:
As of December 31, 2024	$7,614	$2,245,384	$879,682	$1,021,635	$4,154,315

2025
Cost :
	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$15,012	$5,476,499	$2,042,479	$2,951,272	$10,485,262
Additions	—	2,450,285	7,684	893,015	3,350,984
Write-off	—	(2,221,557)	(259,094)	(514,173)	(2,994,824)
Acquisition of a subsidiary	19,565	—	—	—	19,565
Exchange effect	—	(73,952)	54,411	(5,491)	(25,032)

As of December 31, 2025	$34,577	$5,631,275	$1,845,480	$3,324,623	$10,835,955

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2025	$7,398	$3,231,115	$1,162,797	$1,929,637	$6,330,947
Amortization	—	1,736,793	241,726	772,988	2,751,507
Write-off	—	(2,221,557)	(259,094)	(514,173)	(2,994,824)
Exchange effect	—	(28,701)	40,349	(6,199)	5,449

As of December 31, 2025	$7,398	$2,717,650	$1,185,778	$2,182,253	$6,093,079

Net carrying amount:
As of December 31, 2025	$27,179	$2,913,625	$659,702	$1,142,370	$4,742,876

Amortization Amounts of Intangible Assets
The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$999,321	$1,246,679

Operating expenses	$1,637,217	$1,504,828

Details of Loans
(11)	Short-Term Loans

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$8,515,000	$8,408,772

	As of December 31,
	2024	2025
Interest rates applied	1.87% - 2.99%	1.78% - 4.75%

Financial Liabilities at Fair Value Through Profit or Loss, Current
(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$899,961	$54,651
Forward exchange contracts	1,039	2,512

Total	$901,000	$57,163

Bonds Payable
(13)	Bonds Payable

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$24,600,000	$44,600,000
Unsecured exchangeable bonds payable	5,757,373	5,757,373
Less: Discounts on bonds payable	(305,805)	(129,068)

Total	30,051,568	50,228,305
Less: Current or exchangeable portion due within one year	(5,466,589)	(16,157,161)

Net	$24,584,979	$34,071,144

Summary of Terms and Conditions of Bonds
a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (Green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.
Five-year (Green bond)	In mid-September 2023	NT$10,000 million	1.62%	Interest will be paid annually and the principal will be repayable in September 2028 upon maturity.
Five-year (Green bond)	In late June 2025	NT$2,000 million	1.94%	Interest will be paid annually and the principal will be repayable in June 2030 upon maturity.
Five-year	In late June 2025	NT$3,200 million	1.99%	Interest will be paid annually and the principal will be repayable in June 2030 upon maturity.
Three-year	In late August 2025	NT$5,000 million	1.80%	Interest will be paid annually and the principal will be repayable in August 2028 upon maturity.
Three-year	In late October 2025	NT$5,000 million	1.70%	Interest will be paid annually and the principal will be repayable in October 2028 upon maturity.
Three-year	In early December 2025	NT$2,300 million	1.55%	Interest will be paid annually and the principal will be repayable in December 2028 upon maturity.
Five-year	In early December 2025	NT$2,500 million	1.60%	Interest will be paid annually and the principal will be repayable in December 2030 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(4,392,723)	$(4,250,522)
Fair value of plan assets	2,960,474	3,384,303

Funded status	(1,432,249)	(866,219)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(1,432,249)	$(866,219)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2024	2025
Cash	21%	16%
Equity instruments	47%	51%
Debt instruments	21%	22%
Others	11%	11%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2024	2025
Discount rate	1.59%	1.31%
Rate of future salary increase	3.50%	3.50%

Expected Future Benefit Payments
vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2025
NT$ (In Thousands)
2026	$419,212
2027	400,471
2028	395,448
2029	402,632
2030	375,509
2031 and thereafter	2,666,697

Total	$4,659,969

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2024
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$154,095	$(163,088)	$(137,421)	$131,562

As of December 31, 2025
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Decrease (increase) in defined benefit obligation	$141,345	$(149,276)	$(124,357)	$119,311

Deferred Government Grants
(16)	Deferred Government Grants

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$2,547,022	$3,961,028
Arising during the period	2,131,264	5,097,841
Recorded in profit or loss:
Other operating income	(841,091)	(1,520,370)
Exchange effect	123,833	(271,994)

Ending balance	$3,961,028	$7,266,505

Current (classified under other current liabilities)	$906,935	$1,781,746
Non-current (classified under other noncurrent liabilities)	3,054,093	5,484,759

Total	$3,961,028	$7,266,505

Summary of Refund Liabilities (classified under other current liabilities)
(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$3,918,437	$4,309,253

Summary of Provisions
(18)	Provisions

	As of December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Decommissioning Liabilities (classified under other noncurrent liabilities)	$695,168	$898,273
Onerous Contracts (classified under other current liabilities)	281,244	160,114
Others (classified under other current liabilities)	—	69,202

Total	$976,412	$1,127,589

Summary of Information about Provisions of Liabilities

	Decommissioning Liabilities	Onerous Contracts	Others
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Balance as of January 1, 2025	$695,168	$281,244	$—
Arising during the period	155,245	84,324	68,899
Unused provision reversed	—	(203,266)	—
Discount rate adjustment and unwinding of discount from the passage of time	75,027	—	—
Exchange effect	(27,167)	(2,188)	303

Balance as of December 31, 2025	$898,273	$160,114	$69,202

Summary of Stock Held by Associates
b.	Details of UMC’s stock (thousand shares) held by the Company’s associates are as follows:

	As of December 31,
	2024	2025
HSUN CHIEH	441,371	441,371
SIS	266,580	266,580
YANN YUAN	192,963	192,963
UNIMICRON and its Subsidiaries	47	27

Total	900,961	900,941

Details of Distribution	The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2024	2025	2024	2025
Legal reserve	$4,738,237	$4,182,207
Cash dividends	35,787,598	32,704,164	$2.85	$2.60

Non-controlling Interests
d.	Non-controlling interests:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Balance as of January 1	$343,679	$340,859	$256,613
Attributable to non-controlling interests:
Net income (loss)	450,184	(104,674)	(181,501)
Other comprehensive income (loss)	(14)	76	(22)
Share-based payment transactions	5,817	1,913	1,428
Changes in subsidiaries’ ownership	456	(7,910)	(11,826)
Others	4,187	26,349	22,483
Derecognition of the non-controlling interests	(463,450)	—	—

Ending balance	$340,859	$256,613	$87,175

Summary of Disaggregation of Revenue by Product
(21)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$211,750,622	$221,820,412	$227,595,224
Others	10,782,378	10,482,172	9,957,975

Total	$222,533,000	$232,302,584	$237,553,199

Summary of Disaggregation of Revenue by Geography
ii.	By geography

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$68,360,231	$83,758,430	$91,735,839
China (includes Hong Kong)	27,545,452	37,117,309	37,604,210
Japan	11,612,866	9,107,394	10,370,412
Korea	30,872,198	26,295,063	25,389,728
USA	59,103,051	58,117,650	52,191,603
Europe	24,932,099	17,902,262	20,254,391
Others	107,103	4,476	7,016

Total	$222,533,000	$232,302,584	$237,553,199

Summary of Disaggregation of Revenue by the Timing of Revenue Recognition
iii.	By the timing of revenue recognition

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$220,283,306	$229,505,369	$234,505,273
Over time	2,249,694	2,797,215	3,047,926

Total	$222,533,000	$232,302,584	$237,553,199

Summary of Balances of Contract Assets and Contract Liabilities
b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2024	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$1,132,477	$1,043,680	$1,107,419
Less: Loss allowance	(392,949)	(417,967)	(402,021)

Net	$739,528	$625,713	$705,398

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the suspension of the joint technology development agreement due to litigation.

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2024	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$3,681,352	$2,660,181	$4,368,164

Current	$3,250,712	$2,200,561	$2,580,789
Non-current	430,640	459,620	1,787,375

Total	$3,681,352	$2,660,181	$4,368,164

The movement of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.

Employee Benefit, Depreciation and Amortization Expenses
The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2023			2024			2025
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$26,693,905	$12,002,205	$38,696,110	$25,959,209	$11,485,738	$37,444,947	$25,094,595	$10,696,857	$35,791,452
Labor and health insurance	1,502,553	557,543	2,060,096	1,383,016	527,153	1,910,169	1,289,440	500,731	1,790,171
Pension	1,240,577	460,079	1,700,656	1,511,302	501,915	2,013,217	1,573,958	513,437	2,087,395
Other employee benefit expenses	421,871	196,739	618,610	401,329	207,925	609,254	393,893	195,790	589,683
Depreciation	36,006,021	1,545,067	37,551,088	43,740,758	1,595,934	45,336,692	53,321,558	2,979,597	56,301,155
Amortization	1,277,920	1,448,561	2,726,481	1,041,562	1,654,002	2,695,564	1,309,907	1,521,633	2,831,540

Details of Distribution of Employees' Compensation and Directors' Compensation	The details of distribution were as follows:

	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$5,439,059	$4,509,603	$3,438,287
Directors’ compensation	45,000	45,000	45,000

Net Other Operating Income and Expenses
(23)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$3,862,001	$1,337,458	$1,890,945
Rental income from property, plant and equipment	202,082	202,010	188,167
Gain on disposal of property, plant and equipment	268,293	72,402	99,178
Others	(330,050)	(287,961)	(188,411)

Total	$4,002,326	$1,323,909	$1,989,879

Non-Operating Income and Expenses
(24)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$(40,553)	$(320,956)	$707,129
Gain (loss) on disposal of investments accounted for under the equity method	163,395	(2,093)	218,088
Others	100,254	20,345	(6)

Total	$223,096	$(302,704)	$925,211

b.	Finance costs

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$444,424	$500,757	$552,736
Bank loans	833,548	963,263	762,064
Lease liabilities	179,367	196,457	193,942
Others	16,390	18,225	20,321
Financial expenses	96,645	77,398	73,002

Total	$1,570,374	$1,756,100	$1,602,065

Components of Other Comprehensive Income (Loss)
(25)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2023
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$402,234	$—	$402,234	$(80,447)	$321,787
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,530,359	—	5,530,359	(243,057)	5,287,302
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,610,116	—	1,610,116	(90,891)	1,519,225
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,386,278)	—	(2,386,278)	386,660	(1,999,618)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(73,005)	(1,413)	(74,418)	3,768	(70,650)

Total other comprehensive income (loss)	$5,083,426	$(1,413)	$5,082,013	$(23,967)	$5,058,046

	For the year ended December 31, 2024
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$188,451	$—	$188,451	$(37,690)	$150,761
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(539,327)	—	(539,327)	25,123	(514,204)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	301,134	—	301,134	28,783	329,917
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	8,902,745	—	8,902,745	153,317	9,056,062
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	324,191	(817)	323,374	(24,317)	299,057

Total other comprehensive income (loss)	$9,177,194	$(817)	$9,176,377	$145,216	$9,321,593

	For the year ended December 31, 2025
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$145,103	$—	$145,103	$(29,021)	$116,082
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(3,423,919)	—	(3,423,919)	216,422	(3,207,497)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	3,090,371	—	3,090,371	(157,629)	2,932,742
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,848,451)	—	(5,848,451)	508,067	(5,340,384)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(17,326)	7	(17,319)	7,292	(10,027)

Total other comprehensive income (loss)	$(6,054,222)	$7	$(6,054,215)	$545,131	$(5,509,084)

Major Components of Income Tax Expense
(26)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2023, 2024 and 2025 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$6,426,598	$6,105,080	$6,058,083
Adjustments in respect of current income tax of prior periods	(217,891)	(124,430)	183,830
Income tax expense affected by the Pillar Two legislation	—	—	151,151
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	2,239,309	2,441,278	4,046,336
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	—	(34,010)	(2,484,730)
Deferred income tax related to changes in tax rates	—	68	(15,461)
Adjustment of prior year’s deferred income tax	(120,230)	(3,227)	(22,269)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(16,516)	(14,565)	(14,086)

Income tax expense recorded in profit or loss	$8,311,270	$8,370,194	$7,902,854

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i) Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$(80,447)	$(37,690)	$(29,021)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(243,057)	25,123	216,422
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(90,891)	28,783	(157,629)

Income tax related to items that will not be reclassified subsequently to profit or loss	$(414,395)	$16,216	$29,772

(ii) Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$386,660	$153,317	$508,067
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	3,768	(24,317)	7,292

Income tax related to items that may be reclassified subsequently to profit or loss	$390,428	$129,000	$515,359

iii. Deferred income tax charged directly to equity

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Share of the net assets of the subsidiary	$—	$—	$(20,703)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(1,117)	1,174	(4,556)

Deferred income tax charged directly to equity	$(1,117)	$1,174	$(25,259)

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$68,450,404	$57,044,820	$48,081,667

At UMC’s statutory income tax rate	13,690,081	11,408,964	9,616,333
Adjustments in respect of current income tax of prior periods	(217,891)	(124,430)	183,830
Net changes in loss carry-forward and investment tax credits	(2,179,234)	(2,026,085)	(5,737,173)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	211,639	559,386	(3,354,038)
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,428,035)	(472,756)	(617,013)
Investment loss (gain)	(755,800)	205,207	6,941,947
Dividend income	(323,182)	(231,267)	(224,961)
Others	(145,520)	(610,092)	(32,566)
Basic tax	43,506	13,414	12,095
Estimated income tax on unappropriated earnings	(1,160,324)	(743,264)	(210,104)
Deferred income tax related to changes in tax rates	—	68	(15,461)
Effect of different tax rates applicable to UMC and its subsidiaries	234,510	15,673	896,819
Taxes withheld in other jurisdictions	38,346	44,489	105,847
Others	303,174	330,887	337,299

Income tax expense recorded in profit or loss	$8,311,270	$8,370,194	$7,902,854

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,616,538	$2,692,711
Loss carry-forward	34,089	2,626,791
Pension	281,385	167,955
Refund liabilities	318,156	647,274
Allowance for inventory valuation losses	726,023	971,023
Investment loss	328,241	414,290
Unrealized profit on intercompany sales	471,583	254,047
Others	448,488	801,225

Total deferred income tax assets	5,224,503	8,575,316

Deferred income tax liabilities
Depreciation	(4,387,572)	(981,906)
Investment gain	(3,093,367)	(10,097,893)
Amortizable assets	(283,111)	(273,908)
Others	(354,201)	(861,730)

Total deferred income tax liabilities	(8,118,251)	(12,215,437)

Net deferred income tax assets (liabilities)	$(2,893,748)	$(3,640,121)

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance as of January 1	$(501,553)	$(2,893,748)
Amounts recognized in profit or loss during the period	(2,389,544)	(1,509,790)
Amounts recognized in other comprehensive income (loss)	145,216	545,131
Amounts recognized in equity	1,174	(25,259)
Exchange adjustments	(149,041)	243,545

Balance as of December 31	$(2,893,748)	$(3,640,121)

Earnings Per Share
(27)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$59,688,950	$48,779,300	$40,360,314

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,137,954	12,173,188	12,224,783

Earnings per share-basic (NTD)	$4.92	$4.01	$3.30

b.	Earnings per share-diluted

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$59,688,950	$48,779,300	$40,360,314

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,137,954	12,173,188	12,224,783
Effect of dilution
Restricted stocks for employees	114,974	69,881	36,037
Employees’ compensation	129,196	122,400	85,792

Weighted-average number of ordinary shares after dilution (thousand shares)	12,382,124	12,365,469	12,346,612

Earnings per share-diluted (NTD)	$4.82	$3.94	$3.27

Disclosure of Equity-Settled Share-Based Payment of Restricted Stock Plans for Employees
The equity-settled share-based payment of restricted stock plans for employees in each year are as follows:

	2024 Plan		2022 Plan		2020 Plan
	1st tranche	2nd tranche	1st tranche	2nd tranche	1st tranche	2nd tranche
Resolution date of UMC’s shareholders meeting		May 30, 2024		May 27, 2022		June 10, 2020
Maximum shares to be issued (in thousands)	66,000		50,000		233,200
Eligible employees	Qualified employees of the Company		Qualified employees of the Company		Qualified employees of UMC
Issuance of shares (in thousands)	32,956	32,878	23,060	26,728	200,030	1,268
Issuance date	December 5, 2024	December 5, 2025	December 5, 2022	December 5, 2023	September 1, 2020	June 9, 2021
Weighted-average fair value on the grant date (NT$/ per share)	$39.27	$41.70	$44.40	$48.90	$21.80	$53.00

Reconciliation of Liabilities Arising from Financing Activities
(28)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2023

			Non-cash changes
Items	As of January 1, 2023	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2023
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$—	$13,530,000	$—	$—		$13,530,000
Bonds payable (current portion included)	28,184,687	9,989,245	—	185,420		38,359,352
Long-term loans (current portion included)	19,279,342	3,857,704	(253,702)	—		22,883,344
Lease liabilities	5,737,095	(666,439)	(24,106)	346,637 (Note B	)	5,393,187
Guarantee deposits (current portion included)	30,757,001	10,423,345	419,040	—		41,599,386 (Note C	)
Other financial liabilities	21,449,487	(21,209,443)	(330,783)	90,739		—
For the year ended December 31, 2024

			Non-cash changes
Items	As of January 1, 2024	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2024
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$13,530,000	$(5,015,000)	$—	$—		$8,515,000
Bonds payable (current portion included)	38,359,352	(8,500,465)	—	192,681		30,051,568
Long-term loans (current portion included)	22,883,344	13,178,434	415,131	—		36,476,909
Lease liabilities	5,393,187	(731,138)	92,617	1,664,350 (Note B	)	6,419,016
Guarantee deposits (current portion included)	41,599,386	(572,321)	1,847,429	—		42,874,494 (Note C	)

For the year ended December 31, 2025

			Non-cash changes
Items	As of January 1, 2025	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2025
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$8,515,000	$(106,531)	$303	$—		$8,408,772
Bonds payable (current portion included)	30,051,568	19,984,120	—	192,617		50,228,305
Long-term loans (current portion included)	36,476,909	(21,689,386)	(455,733)	—		14,331,790
Lease liabilities	6,419,016	(849,810)	(8,014)	439,654 (Note B	)	6,000,846
Guarantee deposits (current portion included)	42,874,494	(780,352)	(1,226,308)	23		40,867,857 (Note C	)
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Mainly due to the addition to lease properties .
Note C: Guarantee deposits mainly consisted of deposits of capacity reservation.

Restricted Stock Plan For Employees [Member]
Contents Of Significant Accounts [Line Items]
Assumptions Used for Share-Based Payment	The compensation cost for these market conditions was measured at fair value initially by using Monte Carlo Simulation on the grant date. The assumptions used are as follows:

2024 Plan
	1st tranche	2nd tranche
Share price of measurement date (NT$/ per share)	$44.60	$47.20
Expected volatility	23.76% - 34.32%	25.11% - 28.65%
Expected life	2 -4 years	2 - 4 years
Risk-free interest rate	1.40% - 1.46%	1.14% - 1.23%

Unused tax losses [member]
Contents Of Significant Accounts [Line Items]
Unused Tax Credits and Losses

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$19,761,573	$2,237,668
6-10 years	11,407,986	1,687,059

Total	$31,169,559	$3,924,727

Plan assets [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2024	2025
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$2,460,413	$2,960,474
Items recognized as profit or loss:
Interest income on plan assets	29,525	47,071
Contribution by employer	619,281	449,449
Benefits paid	(359,975)	(269,846)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	211,230	197,155

Fair value of plan assets at end of year	$2,960,474	$3,384,303

Present value of defined benefit obligation [member]
Contents Of Significant Accounts [Line Items]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(4,665,498)	$(4,392,723)
Items recognized as profit or loss:
Service cost	(8,435)	(5,749)
Interest cost	(55,986)	(69,844)

Subtotal	(64,421)	(75,593)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	(142,117)	—
Arising from changes in financial assumptions	98,669	(80,095)
Experience adjustments	20,669	28,043

Subtotal	(22,779)	(52,052)

Benefits paid	359,975	269,846

Defined benefit obligation at end of year	$(4,392,723)	$(4,250,522)

More than 1 year [member]
Contents Of Significant Accounts [Line Items]
Details of Loans
(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2024 and 2025 were as follows:

	As of December 31,
Lenders	2024	2025	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
NTD secured bank loans	$494,920	$382,290	Repayable from October 19, 2015 to October 15, 2031.
RMB secured bank loans	10,025,233	—	Repayable from March 19, 2021 to March 18, 2031.
NTD unsecured bank loans	5,919,266	8,291,500	Repayable from March 24, 2023 to March 15, 2031.
USD unsecured bank loans	1,237,490	—	Repayable from June 24, 2023 to June 24, 2026.
RMB unsecured bank loans	—	2,258,000	Repayable from May 20, 2026 to May 20, 2027.
NTD unsecured revolving bank loans (Note)	17,500,000	3,400,000	Repayable from March 2, 2023 to November 5, 2030.
USD unsecured revolving bank loans (Note)	1,300,000	—	Settlement due on September 26, 2029.

Subtotal	36,476,909	14,331,790
Less: Current portion	(5,528,409)	(3,030,880)

Total	$30,948,500	$11,300,910

	As of December 31,
	2024	2025
Interest rates applied	1.53% - 5.49%	1.53% - 2.98%

Note :
The bank loans are available on a revolving basis during the contract period. As of December 31, 2024 and 2025, the available revolving line of credit amounted to NT$43.3 billion and NT$54.8 billion, respectively. The abovementioned unused line of credit were NT$24.5 billion and NT$51.4 billion, respectively.

b.	Please refer to Note 8 for property, plant and equipment and right-of-use assets pledged as collateral for long-term loans.

c.
In 2016, HEJIAN resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2024 and 2025 were NT$1,800 million and NT$1,483 million, respectively. As of December 31, 2024 and 2025, the actual amount provided were NT$1,437 million and nil, respectively.

d.
In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum amount of endorsement for the years ended December 31, 2024 and 2025 were NT$10,620 million and NT$8,753 million, respectively. As of December 31, 2024 and 2025, the actual amount provided were NT$8,477 million and nil, respectively. USCXM’s syndicated loan from banks including China Development Bank was fully repaid in October 2025.

Aggregated individually immaterial associates [member]
Contents Of Significant Accounts [Line Items]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2023	2024	2025
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income (loss) from continuing operations	$4,307,614	$1,238,628	$657,163
Other comprehensive income (loss)	1,540,436	570,493	3,106,980

Total comprehensive income (loss)	$5,848,050	$1,809,121	$3,764,143

Trade receivables [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(5)	Accounts Receivable, Net

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$32,734,422	$30,780,504
Less: loss allowance	(10,996)	(8,345)

Net	$32,723,426	$30,772,159

Financial assets at fair value through profit or loss [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$8,759,564	$8,823,146
Preferred stocks	3,475,613	3,861,674
Funds	5,792,863	4,956,553
Convertible bonds	363,430	438,024
Forward exchange contracts	2	1,859
Others	65,460	72,660

Total	$18,456,932	$18,153,916

Current	$606,018	$568,521
Non-current	17,850,914	17,585,395

Total	$18,456,932	$18,153,916

Financial assets at fair value through other comprehensive income [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$17,004,448	$13,571,941
Preferred stocks	204,880	202,808

Total	$17,209,328	$13,774,749

Current	$5,893,377	$4,630,441
Non-current	11,315,951	9,144,308

Total	$17,209,328	$13,774,749

Financial assets measured at amortized cost [member]
Contents Of Significant Accounts [Line Items]
Financial Assets
(4)	Financial Assets Measured at Amortized Cost

	As of December 31,
	2024	2025
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities over three months	$3,739,224	$12,506,177

Current	$3,739,224	$12,506,177
Non-current	—	—

Total	$3,739,224	$12,506,177